Investment instruments - Summary of Portfolio of Debt Securities Classified as Investment Instruments at Fair Value through Other Comprehensive Income Includes Impairment (Detail) - CLP ($)
$ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Beginning balance	$ (22,617,981)
Ending balance		$ (22,617,981)
IFRS9 [member]
Disclosure of detailed information about financial instruments [line items]
- Increases due to change in credit risk	(139,487)	(284,141)
- Decreases due to change in credit risk	(105,202)	(112,615)
- Charge-offs	87,639	174,556
New financial assets originated or purchased	(122,340)	(414,765)
Financial assets that have been derecognized	(231,416)	(244,413)
Foreign exchange and other movements	18,506	4,777
Financial instruments credit-impaired [member] | IFRS9 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(911)	(2,310)
Changes in the allowances - Net Transfer to stage 1	0	0
Net Transfer to stage 2	0	0
Net Transfer to stage 3	0	0
- Increases due to change in credit risk	0	(210)
- Decreases due to change in credit risk	658	1,127
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	0	(40)
Financial assets that have been derecognized	0	(522)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	(253)	(911)
Financial instruments credit-impaired [member] | IFRS9 [member] | 12-month expected credit losses [member] | Stage1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	(911)	(2,310)
Changes in the allowances - Net Transfer to stage 1	0	0
Net Transfer to stage 2	0	0
Net Transfer to stage 3	0	0
- Increases due to change in credit risk	0	(210)
- Decreases due to change in credit risk	658	1,127
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	0	(40)
Financial assets that have been derecognized	0	(522)
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	(253)	(911)
Financial instruments credit-impaired [member] | IFRS9 [member] | Lifetime expected credit losses [member] | Stage 2 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0	0
Changes in the allowances - Net Transfer to stage 1	0	0
Net Transfer to stage 2	0	0
Net Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognized	0	0
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	0	0
Financial instruments credit-impaired [member] | IFRS9 [member] | Lifetime expected credit losses [member] | Stage 3 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Beginning balance	0	0
Changes in the allowances - Net Transfer to stage 1	0	0
Net Transfer to stage 2	0	0
Net Transfer to stage 3	0	0
- Increases due to change in credit risk	0	0
- Decreases due to change in credit risk	0	0
- Charge-offs	0	0
Changes due to modifications that did not result in derecognition	0	0
New financial assets originated or purchased	0	0
Financial assets that have been derecognized	0	0
Changes in models/risk parameters	0	0
Foreign exchange and other movements	0	0
Ending balance	$ 0	$ 0